Earnings per share - Dilutive effect of share options (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2021 shares £ / shares	Dec. 31, 2020 shares £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of ordinary share equivalents per American Depositary Share (in shares)	6		6
Quoted market price (gbp per share) | £ / shares			£ 3.31	£ 2.55
Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding (in shares)	590,961,000	28,171,000	590,961,000	28,171,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 4.26	$ 3.79
Number of options exercisable (in shares)	1,080,000	1,874,000	1,080,000	1,874,000
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 4.73	$ 5.02
Dilutive effect (in shares)	3,588,000	2,497,000